Receivable from related party and other non-current financial assets (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of receivable from related party and other non-current financial assets

	December 31, 2019	December 31, 2018

Current assets:

Receivable from related party (Note 22)	$511,284	$1,620,073

	$511,284	$1,620,073

	December 31, 2019	December 31, 2018

Receivable from related party and other non-current financial assets:

Receivable from related party (Note 22)	$-	$266,211

Marketable securities	3,909	5,566

Other	7,069	7,242

	$10,978	$279,019